CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Mar. 31, 2013 Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (132,214)	$ (668,329)	$ (283,388)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	0	9,338	1,814
Interest expense converted to common stock	0	3,555
Shares issued for services	0	137,500
Changes in operating assets and liabilities:
(Increase) in accounts receivable	0	(33,525)	(15,110)
(Increase) in inventory	0	(96,214)	(7,573)
Prepaid expenses and other current assets	0	(46,333)
Increase in accounts payable	56,657	65,852	13,141
Increase in accrued expenses	0	12,762	5,400
Increase in accrued interest			1,315
Net cash used in operating activities	(75,557)	(615,394)	(284,401)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(52,545)	(263,223)	(39,897)
Deposits	0	(90,000)	(15,000)
Net cash used in investing activities	(52,545)	(353,223)	(54,897)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	0	75,000	150,000
Proceeds from sale of common stock	0	525,000
Proceeds from shares to be issued	0	500,000
Shareholder contribution	135,360	0	264,575
Shareholder distribution	(7,170)	0	(10,670)
Net cash provided by financing activities	128,190	1,100,000	403,905
NET CHANGE IN CASH	88	131,383	64,607
CASH AT BEGINNING OF PERIOD	0	64,607	0
CASH AT END OF PERIOD	88	195,990	64,607
SUPPLEMENTAL INFORMATION:
Interest paid	0	0	0
Income taxes paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt converted to common stock	$ 0	$ 229,870